Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2019
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties

Consolidated Balance Sheets	As of June 30, 2019	As of December 31, 2018
Liabilities:
CSM – payments on behalf of the Partnership (a)	1,852	16,638
Management fee payable to CSM (b)	348	1,104
Due to related parties	$2,200	$17,742

Consolidated Statements of Comprehensive (loss)/Income	For the six-month periods ended June 30,
	2019	2018
Revenues (c)	-	701
Vessel operating expenses	1,928	2,162
General and administrative expenses (d)	1,067	963

Charter Agreements
Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)